Proposed Merger With GE Transportation (Q3) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 12, 2018	Sep. 14, 2018	Jun. 08, 2018
Business Acquisition [Line Items]
Equity issued in acquisition		$ 25,500	$ 534,679	$ 0
Debt issued						$ 2,500,000
Floating Rate Senior Notes | Senior Notes
Business Acquisition [Line Items]
Debt issued						500,000
Senior Notes due 2024 | Senior Notes
Business Acquisition [Line Items]
Debt issued						750,000
Senior Notes due 2028 | Senior Notes
Business Acquisition [Line Items]
Debt issued						$ 1,250,000
Delayed Draw Term Loan | Line of Credit
Business Acquisition [Line Items]
Delayed draw term loan							$ 400,000
Scenario Forecast | GE Transportation
Business Acquisition [Line Items]
Cash payment for acquisition	$ 2,900,000
Outstanding shares retained (as a percent)	49.90%
Equity issued in acquisition	$ 9,398,000
Business combination, consideration transferred	$ 12,800,000
Scenario Forecast | GE and Pre-Merger Holders | GE Transportation
Business Acquisition [Line Items]
Outstanding shares transferred (as a percent)	50.10%
Scenario Forecast | General Electric Company | GE Transportation
Business Acquisition [Line Items]
Outstanding shares transferred (as a percent)	9.90%
Cash to be received	$ 3,370,000
Subsequent Event | GE Transportation
Business Acquisition [Line Items]
Closing sale price (in dollars per share)					$ 95.43
Minimum | Scenario Forecast | General Electric Company | GE Transportation
Business Acquisition [Line Items]
Period for reverting shares	2 years
Maximum | Scenario Forecast | General Electric Company | GE Transportation
Business Acquisition [Line Items]
Period for reverting shares	3 years